Distribution Date:	11/18/25	UBS Commercial Mortgage Trust 2018-C8
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2018-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 310-9821
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24-25				trustadministrationgroup@computershare.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276VAA7	2.659000%	23,231,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276VAB5	3.713000%	68,276,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276VAC3	3.903000%	35,465,000.00	17,159,429.34	584,401.46	55,811.04	0.00	0.00	640,212.50	16,575,027.88	35.66%	30.00%
A-3	90276VAD1	3.720000%	284,000,000.00	227,252,011.29	0.00	704,481.23	0.00	0.00	704,481.23	227,252,011.29	35.66%	30.00%
A-4	90276VAE9	3.983000%	320,645,000.00	320,645,000.00	0.00	1,064,274.20	0.00	0.00	1,064,274.20	320,645,000.00	35.66%	30.00%
A-S	90276VAH2	4.215000%	84,920,000.00	84,920,000.00	0.00	298,281.50	0.00	0.00	298,281.50	84,920,000.00	25.98%	21.88%
B	90276VAJ8	4.567000%	54,871,000.00	54,871,000.00	0.00	208,829.88	0.00	0.00	208,829.88	54,871,000.00	19.72%	16.63%
C	90276VAK5	4.837937%	45,726,000.00	45,726,000.00	0.00	184,349.60	0.00	0.00	184,349.60	45,726,000.00	14.51%	12.25%
D	90276VAN9	4.837937%	20,987,000.00	20,987,000.00	0.00	84,611.49	0.00	0.00	84,611.49	20,987,000.00	12.12%	10.24%
D-RR	90276VAR0	4.837937%	31,272,000.00	31,272,000.00	0.00	126,076.64	0.00	0.00	126,076.64	31,272,000.00	8.55%	7.25%
E-RR	90276VAT6	4.837937%	20,903,000.00	20,903,000.00	0.00	84,272.83	0.00	0.00	84,272.83	20,903,000.00	6.17%	5.25%
F-RR	90276VAV1	4.837937%	14,371,000.00	14,371,000.00	0.00	57,938.33	0.00	0.00	57,938.33	14,371,000.00	4.53%	3.88%
NR-RR	90276VAX7	4.837937%	40,500,891.00	39,739,048.41	0.00	146,059.07	0.00	0.00	146,059.07	39,739,048.41	0.00%	0.00%
Z	90276VAZ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276VBA6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,167,891.00	877,845,489.04	584,401.46	3,014,985.81	0.00	0.00	3,599,387.27	877,261,087.58

X-A	90276VAF6	0.963139%	731,617,000.00	565,056,440.63	0.00	453,523.18	0.00	0.00	453,523.18	564,472,039.17
X-B	90276VAG4	0.365284%	185,517,000.00	185,517,000.00	0.00	56,472.02	0.00	0.00	56,472.02	185,517,000.00
Notional SubTotal			917,134,000.00	750,573,440.63	0.00	509,995.20	0.00	0.00	509,995.20	749,989,039.17

Deal Distribution Total					584,401.46	3,524,981.01	0.00	0.00	4,109,382.47

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276VAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276VAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276VAC3	483.84123333	16.47825913	1.57369350	0.00000000	0.00000000	0.00000000	0.00000000	18.05195263	467.36297420
A-3	90276VAD1	800.18313835	0.00000000	2.48056771	0.00000000	0.00000000	0.00000000	0.00000000	2.48056771	800.18313835
A-4	90276VAE9	1,000.00000000	0.00000000	3.31916668	0.00000000	0.00000000	0.00000000	0.00000000	3.31916668	1,000.00000000
A-S	90276VAH2	1,000.00000000	0.00000000	3.51250000	0.00000000	0.00000000	0.00000000	0.00000000	3.51250000	1,000.00000000
B	90276VAJ8	1,000.00000000	0.00000000	3.80583332	0.00000000	0.00000000	0.00000000	0.00000000	3.80583332	1,000.00000000
C	90276VAK5	1,000.00000000	0.00000000	4.03161440	0.00000000	0.00000000	0.00000000	0.00000000	4.03161440	1,000.00000000
D	90276VAN9	1,000.00000000	0.00000000	4.03161433	0.00000000	0.00000000	0.00000000	0.00000000	4.03161433	1,000.00000000
D-RR	90276VAR0	1,000.00000000	0.00000000	4.03161422	0.00000000	0.00000000	0.00000000	0.00000000	4.03161422	1,000.00000000
E-RR	90276VAT6	1,000.00000000	0.00000000	4.03161412	0.00000000	0.00000000	0.00000000	0.00000000	4.03161412	1,000.00000000
F-RR	90276VAV1	1,000.00000000	0.00000000	4.03161436	0.00000000	0.00000000	0.00000000	0.00000000	4.03161436	1,000.00000000
NR-RR	90276VAX7	981.18948568	0.00000000	3.60631745	0.34946021	7.89312931	0.00000000	0.00000000	3.60631745	981.18948568
Z	90276VAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276VBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276VAF6	772.33913459	0.00000000	0.61989153	0.00000000	0.00000000	0.00000000	0.00000000	0.61989153	771.54035400
X-B	90276VAG4	1,000.00000000	0.00000000	0.30440348	0.00000000	0.00000000	0.00000000	0.00000000	0.30440348	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/25 - 10/30/25	30	0.00	55,811.04	0.00	55,811.04	0.00	0.00	0.00	55,811.04	0.00
A-3	10/01/25 - 10/30/25	30	0.00	704,481.23	0.00	704,481.23	0.00	0.00	0.00	704,481.23	0.00
A-4	10/01/25 - 10/30/25	30	0.00	1,064,274.20	0.00	1,064,274.20	0.00	0.00	0.00	1,064,274.20	0.00
X-A	10/01/25 - 10/30/25	30	0.00	453,523.18	0.00	453,523.18	0.00	0.00	0.00	453,523.18	0.00
X-B	10/01/25 - 10/30/25	30	0.00	56,472.02	0.00	56,472.02	0.00	0.00	0.00	56,472.02	0.00
A-S	10/01/25 - 10/30/25	30	0.00	298,281.50	0.00	298,281.50	0.00	0.00	0.00	298,281.50	0.00
B	10/01/25 - 10/30/25	30	0.00	208,829.88	0.00	208,829.88	0.00	0.00	0.00	208,829.88	0.00
C	10/01/25 - 10/30/25	30	0.00	184,349.60	0.00	184,349.60	0.00	0.00	0.00	184,349.60	0.00
D	10/01/25 - 10/30/25	30	0.00	84,611.49	0.00	84,611.49	0.00	0.00	0.00	84,611.49	0.00
D-RR	10/01/25 - 10/30/25	30	0.00	126,076.64	0.00	126,076.64	0.00	0.00	0.00	126,076.64	0.00
E-RR	10/01/25 - 10/30/25	30	0.00	84,272.83	0.00	84,272.83	0.00	0.00	0.00	84,272.83	0.00
F-RR	10/01/25 - 10/30/25	30	0.00	57,938.33	0.00	57,938.33	0.00	0.00	0.00	57,938.33	0.00
NR-RR	10/01/25 - 10/30/25	30	304,298.51	160,212.52	0.00	160,212.52	14,153.45	0.00	0.00	146,059.07	319,678.77
Totals			304,298.51	3,539,134.46	0.00	3,539,134.46	14,153.45	0.00	0.00	3,524,981.01	319,678.77

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	4,109,382.47
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,552,831.50	Master Servicing Fee	6,855.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,064.68
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	377.96
ARD Interest	0.00	Operating Advisor Fee	1,035.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	362.84
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,552,831.50	Total Fees	13,697.03

Principal		Expenses/Reimbursements
Scheduled Principal	584,401.46	Reimbursement for Interest on Advances	7.84
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,145.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	584,401.46	Total Expenses/Reimbursements	14,153.45

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,524,981.01
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	584,401.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,109,382.47
Total Funds Collected	4,137,232.96	Total Funds Distributed	4,137,232.95

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	877,845,489.04	877,845,489.04	Beginning Certificate Balance	877,845,489.04
(-) Scheduled Principal Collections	584,401.46	584,401.46	(-) Principal Distributions	584,401.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	877,261,087.58	877,261,087.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	878,246,333.08	878,246,333.08	Ending Certificate Balance	877,261,087.58
Ending Actual Collateral Balance	877,750,994.95	877,750,994.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	98,840,625.20	11.27%	25	4.8006	NAP	Defeased	9	98,840,625.20	11.27%	25	4.8006	NAP
10,000,000 or less	32	183,993,950.37	20.97%	26	4.8665	1.717908	1.35 or less	21	240,530,999.07	27.42%	26	4.8648	1.004164
10,000,001 to 15,000,000	14	167,084,070.40	19.05%	26	4.7796	1.483415	1.36 to 1.45	4	31,024,908.26	3.54%	26	5.0264	1.400220
15,000,001 to 20,000,000	7	128,314,134.39	14.63%	27	4.6735	1.931016	1.46 to 1.55	3	33,143,313.91	3.78%	25	4.5000	1.502170
20,000,001 to 25,000,000	4	97,028,307.22	11.06%	27	4.5542	1.777244	1.56 to 1.65	2	24,884,751.27	2.84%	27	4.7672	1.618732
25,000,001 to 30,000,000	2	55,350,000.00	6.31%	27	4.8340	2.148076	1.66 to 1.75	6	32,918,513.19	3.75%	27	4.5961	1.728815
30,000,001 to 35,000,000	3	99,150,000.00	11.30%	27	4.3393	2.290913	1.76 to 1.85	4	47,800,000.00	5.45%	27	5.0674	1.800586
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.86 to 1.95	1	22,028,307.22	2.51%	26	4.5650	1.870000
45,000,001 to 50,000,000	1	47,500,000.00	5.41%	27	4.5300	2.180000	1.96 to 2.05	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or Greater	0	0.00	0.00%	0	0.0000	0.000000	2.06 to 2.30	7	111,729,708.16	12.74%	27	4.6798	2.148462
Totals	72	877,261,087.58	100.00%	26	4.6999	1.823322	2.31 to 2.55	6	82,983,344.14	9.46%	26	4.3644	2.371904
							2.56 or Greater	9	151,376,617.16	17.26%	27	4.4628	2.891199
							Totals	72	877,261,087.58	100.00%	26	4.6999	1.823322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	98,840,625.20	11.27%	25	4.8006	NAP	North Carolina	4	15,405,706.09	1.76%	26	4.3939	2.140104
Alabama	2	2,465,143.00	0.28%	26	4.0660	2.810000	North Dakota	1	1,057,858.00	0.12%	26	4.0660	2.810000
Arizona	2	39,650,000.00	4.52%	27	4.5911	2.228197	Ohio	7	20,642,841.86	2.35%	26	4.7844	1.822829
California	9	151,173,740.84	17.23%	27	4.7279	1.249094	Oklahoma	2	6,559,892.86	0.75%	26	4.4624	2.243835
Colorado	2	22,500,000.00	2.56%	26	4.9220	2.220000	Pennsylvania	1	11,679,744.98	1.33%	26	4.8720	1.410000
Florida	7	45,977,347.71	5.24%	27	4.7515	2.660749	South Carolina	2	5,907,178.57	0.67%	26	4.1619	2.449460
Georgia	3	16,656,146.90	1.90%	26	4.9206	1.564133	South Dakota	1	849,492.00	0.10%	26	4.0660	2.810000
Illinois	8	23,722,403.56	2.70%	27	4.4572	1.898061	Texas	3	55,227,142.86	6.30%	27	4.5208	2.148835
Indiana	1	2,888,662.84	0.33%	27	5.4200	0.590000	Vermont	4	16,421,569.20	1.87%	26	4.7065	1.576000
Iowa	1	945,000.00	0.11%	27	5.2000	1.730000	Virginia	1	13,500,000.00	1.54%	27	4.5200	2.600000
Kansas	1	10,750,387.68	1.23%	26	4.9250	1.310000	Wisconsin	1	6,431,944.31	0.73%	22	4.5500	1.500000
Kentucky	1	6,982,857.14	0.80%	26	4.1910	2.340000	Wyoming	1	2,404,223.00	0.27%	26	4.0660	2.810000
Louisiana	2	8,813,000.16	1.00%	26	4.9260	2.649405	Totals	113	877,261,087.58	100.00%	26	4.6999	1.823322
Maryland	1	22,028,307.22	2.51%	26	4.5650	1.870000
									Property Type³
Massachusetts	1	50,000,000.00	5.70%	27	4.7340	2.110000
Michigan	2	14,268,500.00	1.63%	27	4.3772	2.693047		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Minnesota	3	22,927,640.67	2.61%	26	4.3811	1.652462		Properties	Balance	Agg. Bal.			DSCR¹
Mississippi	1	3,934,107.13	0.45%	27	5.1945	1.440000	Defeased	11	98,840,625.20	11.27%	25	4.8006	NAP
Missouri	2	15,098,763.88	1.72%	25	4.4887	1.946188	Industrial	20	127,495,349.62	14.53%	26	4.6670	1.669634
Nebraska	1	4,098,300.00	0.47%	27	4.3200	2.760000	Lodging	4	57,810,348.98	6.59%	27	4.8103	1.605967
Nevada	4	23,588,568.86	2.69%	26	4.2312	2.803783	Mixed Use	5	71,209,069.20	8.12%	26	4.7666	0.908627
New Hampshire	1	2,100,000.00	0.24%	27	4.3200	2.760000	Mobile Home Park	1	22,028,307.22	2.51%	26	4.5650	1.870000
New Jersey	5	48,843,200.00	5.57%	27	5.0216	1.875537	Multi-Family	8	25,664,362.08	2.93%	25	4.8656	1.706672
New Mexico	1	13,330,606.25	1.52%	26	4.8630	1.340000	Office	12	207,435,485.06	23.65%	27	4.7666	2.060945
New York	13	69,590,184.64	7.93%	26	4.9088	1.160017	Retail	47	223,777,540.05	25.51%	26	4.5425	2.004419
							Self Storage	5	43,000,000.00	4.90%	27	4.7746	2.378698
							Totals	113	877,261,087.58	100.00%	26	4.6999	1.823322

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	98,840,625.20	11.27%	25	4.8006	NAP	Defeased	9	98,840,625.20	11.27%	25	4.8006	NAP
	4.0000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	6	97,400,000.00	11.10%	26	4.1412	2.540185	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	5	78,920,576.86	9.00%	27	4.3427	2.281552	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	16	305,992,927.77	34.88%	27	4.6325	1.744140	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	14	124,882,569.35	14.24%	26	4.8892	1.886934	49 months or greater	63	778,420,462.38	88.73%	26	4.6871	1.841870
	5.0001% to 5.2500%	20	159,938,904.81	18.23%	26	5.0915	1.404599	Totals	72	877,261,087.58	100.00%	26	4.6999	1.823322
	5.2501% to 5.5000%	2	11,285,483.59	1.29%	26	5.3212	1.088505
	5.5001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	877,261,087.58	100.00%	26	4.6999	1.823322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	98,840,625.20	11.27%	25	4.8006	NAP	Defeased	9	98,840,625.20	11.27%	25	4.8006	NAP
	118 months or less	63	778,420,462.38	88.73%	26	4.6871	1.841870	Interest Only	35	509,461,250.00	58.07%	27	4.5959	2.119541
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	28	268,959,212.38	30.66%	26	4.8599	1.315906
	Totals	72	877,261,087.58	100.00%	26	4.6999	1.823322	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	72	877,261,087.58	100.00%	26	4.6999	1.823322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	98,840,625.20	11.27%	25	4.8006	NAP			No outstanding loans in this group
Underwriter's Information		13	211,007,890.09	24.05%	26	4.5134	2.198305
	12 months or less	50	567,412,572.29	64.68%	26	4.7517	1.709320
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	877,261,087.58	100.00%	26	4.6999	1.823322
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30313994	RT	Various	Various	Actual/360	4.191%	90,222.92	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	11/01/25
1A5	30313995				Actual/360	4.191%	36,089.17	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	11/01/25
1A10	30313996				Actual/360	4.191%	72,178.33	0.00	0.00	N/A	01/01/28	--	20,000,000.00	20,000,000.00	11/01/25
1A15	30313997				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	11/01/25
2A12	30313999	IN	Rochester	NY	Actual/360	5.021%	48,936.82	21,016.93	0.00	N/A	01/06/28	--	11,318,434.25	11,297,417.32	06/06/25
2A13	30314000				Actual/360	5.021%	37,643.71	16,166.87	0.00	N/A	01/06/28	--	8,706,487.58	8,690,320.71	06/06/25
2A14	30314001				Actual/360	5.021%	19,762.95	8,487.60	0.00	N/A	01/06/28	--	4,570,906.51	4,562,418.91	06/06/25
2A22	30314003				Actual/360	5.021%	48,936.82	21,016.93	0.00	N/A	01/06/28	--	11,318,434.25	11,297,417.32	06/06/25
2A23	30314004				Actual/360	5.021%	37,643.71	16,166.87	0.00	N/A	01/06/28	--	8,706,487.58	8,690,320.71	06/06/25
2A24	30314005				Actual/360	5.021%	19,762.95	8,487.60	0.00	N/A	01/06/28	--	4,570,906.51	4,562,418.91	06/06/25
3A2	30314006	OF	Lowell	MA	Actual/360	4.734%	101,912.50	0.00	0.00	N/A	02/06/28	--	25,000,000.00	25,000,000.00	11/04/25
3A3	30314007				Actual/360	4.734%	81,530.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	11/04/25
3A9	30314008				Actual/360	4.734%	20,382.50	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	11/04/25
5	30314012	RT	Corpus Christi	TX	Actual/360	4.530%	185,289.58	0.00	0.00	N/A	02/06/28	--	47,500,000.00	47,500,000.00	11/06/25
6A1	30299468	OF	Florham Park	NJ	Actual/360	5.082%	131,272.08	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	11/06/25
6A2	30299469				Actual/360	5.082%	43,757.36	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	11/06/25
6A5	30299472				Actual/360	5.082%	21,878.68	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	11/06/25
7A2	30314014	MU	Oakland	CA	Actual/360	4.728%	101,783.33	0.00	0.00	N/A	02/06/28	--	25,000,000.00	25,000,000.00	11/06/25
7A4	30314016				Actual/360	4.728%	81,426.67	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	11/06/25
8	30314017	MF	Bloomington	IN	Actual/360	4.690%	139,332.08	0.00	0.00	N/A	09/01/27	--	34,500,000.00	34,500,000.00	11/01/25
9	30314018	Various Various		Various	Actual/360	4.066%	116,942.68	0.00	0.00	N/A	01/06/28	--	33,400,000.00	33,400,000.00	11/06/25
10	30314019	LO	Irvine	CA	Actual/360	4.635%	131,711.25	0.00	0.00	N/A	02/01/28	--	33,000,000.00	33,000,000.00	11/01/25
11	30314020	IN	Various	Various	Actual/360	4.320%	121,830.00	0.00	0.00	N/A	02/06/28	--	32,750,000.00	32,750,000.00	11/06/25
13	30314023	OF	Gilbert	AZ	Actual/360	4.541%	99,126.25	0.00	0.00	N/A	02/06/28	--	25,350,000.00	25,350,000.00	08/06/25
14	30314024	MH	Edgewood	MD	Actual/360	4.565%	86,723.40	33,256.97	0.00	N/A	01/06/28	--	22,061,564.19	22,028,307.22	11/06/25
15	30314025	OF	Houston	TX	Actual/360	4.470%	77,844.37	33,234.58	0.00	N/A	01/01/28	--	20,223,693.02	20,190,458.44	11/01/25
16	30314026	OF	Edina	MN	Actual/360	4.384%	73,824.94	35,135.00	0.00	N/A	01/06/28	--	19,555,698.67	19,520,563.67	11/06/25
17	30314027	IN	Los Angeles	CA	Actual/360	5.212%	74,130.31	23,468.49	0.00	N/A	02/06/28	--	16,517,039.21	16,493,570.72	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	30314028	OF	Melbourne	FL	Actual/360	4.920%	69,057.67	0.00	0.00	N/A	02/06/28	--	16,300,000.00	16,300,000.00	11/06/25
19	30314029	OF	Huntington Beach	CA	Actual/360	4.680%	64,480.00	0.00	0.00	N/A	01/06/28	--	16,000,000.00	16,000,000.00	11/06/25
20	30314030	RT	Albuquerque	NM	Actual/360	4.863%	55,929.62	25,456.31	0.00	N/A	01/06/28	--	13,356,062.56	13,330,606.25	11/06/25
21	30314031	OF	South Bend	IN	Actual/360	5.115%	58,525.43	24,143.09	0.00	N/A	02/06/28	--	13,287,393.90	13,263,250.81	11/06/25
23	30314034	IN	Various	IL	Actual/360	4.270%	45,320.92	25,687.13	0.00	N/A	02/01/28	--	12,325,700.32	12,300,013.19	11/01/25
24	30314035	OF	Phoenix	AZ	Actual/360	4.680%	57,629.00	0.00	0.00	N/A	02/06/28	--	14,300,000.00	14,300,000.00	11/06/25
25	30314036	RT	Dumfries	VA	Actual/360	4.520%	52,545.00	0.00	0.00	N/A	02/01/28	--	13,500,000.00	13,500,000.00	11/01/25
26	30314037	SS	Loveland	CO	Actual/360	4.867%	54,483.36	0.00	0.00	N/A	01/06/28	--	13,000,000.00	13,000,000.00	11/06/25
27	30314038	MF	Various	OH	Actual/360	5.170%	54,213.28	16,383.15	0.00	N/A	12/06/27	--	12,177,439.30	12,161,056.15	11/06/25
28	30314039	OF	Atlanta	GA	Actual/360	4.885%	44,647.19	29,036.27	0.00	N/A	01/06/28	--	10,613,787.54	10,584,751.27	11/06/25
29	30314040	LO	Wichita	KS	Actual/360	4.925%	45,678.27	20,320.40	0.00	N/A	01/01/28	--	10,770,708.08	10,750,387.68	11/01/25
30	30314041	RT	Quakertown	PA	Actual/360	4.872%	49,065.35	15,475.84	0.00	N/A	01/06/28	--	11,695,220.82	11,679,744.98	11/06/25
31	30314042	RT	Jensen Beach	FL	Actual/360	4.521%	41,738.57	18,705.56	0.00	N/A	01/06/28	--	10,721,211.68	10,702,506.12	11/06/25
32	30314043	MU	Tarzana	CA	Actual/360	4.642%	47,167.88	0.00	0.00	N/A	12/06/27	--	11,800,000.00	11,800,000.00	11/06/25
33	30299464	OF	Long Beach	CA	Actual/360	4.720%	42,251.10	16,227.58	0.00	N/A	02/06/28	--	10,396,397.70	10,380,170.12	11/06/25
34	30299394	MU	South Burlington	VT	Actual/360	4.973%	41,707.12	18,230.86	0.00	N/A	01/06/28	--	9,739,800.06	9,721,569.20	11/06/25
35	30299427	RT	Various	Various	Actual/360	5.287%	38,297.60	14,935.36	0.00	N/A	01/06/28	--	8,411,756.11	8,396,820.75	11/06/25
36	30299499	SS	Evergreen	CO	Actual/360	4.997%	40,879.87	0.00	0.00	N/A	02/06/28	--	9,500,000.00	9,500,000.00	11/06/25
37	30314044	RT	Poplar Bluff	MO	Actual/360	4.800%	35,987.91	11,756.64	0.00	N/A	12/06/27	--	8,706,752.52	8,694,995.88	11/06/25
39	30314046	SS	Roseville	CA	Actual/360	4.420%	31,781.03	0.00	0.00	N/A	01/06/28	--	8,350,000.00	8,350,000.00	11/06/25
40	30299406	LO	Ruston	LA	Actual/360	5.137%	31,360.73	12,911.59	0.00	N/A	01/06/28	--	7,089,528.75	7,076,617.16	11/06/25
41	30314047	LO	Trinity	FL	Actual/360	5.131%	30,910.95	12,677.55	0.00	N/A	02/01/28	--	6,996,021.69	6,983,344.14	11/01/25
42	30299498	LO	Moss Point	MS	Actual/360	5.631%	31,860.97	17,270.02	0.00	N/A	02/06/28	--	6,571,207.57	6,553,937.55	11/06/25
43	30314048	MF	Gates	NY	Actual/360	4.770%	29,582.78	11,330.51	0.00	N/A	11/01/27	--	7,202,136.44	7,190,805.93	11/01/25
46	30314051	MF	Memphis	TN	Actual/360	4.655%	27,546.69	10,181.17	0.00	N/A	01/06/28	--	6,872,116.98	6,861,935.81	11/06/25
47	30314052	RT	Neenah	WI	Actual/360	4.550%	25,245.58	11,449.98	0.00	N/A	09/06/27	--	6,443,394.29	6,431,944.31	11/06/25
48	30314053	Various Brooklyn		NY	Actual/360	5.023%	30,277.53	0.00	0.00	N/A	01/06/28	--	7,000,000.00	7,000,000.00	10/06/25
49	30314054	MU	Franklin	TN	Actual/360	4.805%	25,513.35	8,872.03	0.00	N/A	02/06/28	--	6,166,161.69	6,157,289.66	11/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
51	30314056	SS	Sacramento	CA	Actual/360	5.108%	27,051.12	0.00	0.00	N/A	02/06/28	--	6,150,000.00	6,150,000.00	11/06/25
52	30299489	SS	Las Vegas	NV	Actual/360	4.374%	22,599.00	0.00	0.00	N/A	02/06/28	--	6,000,000.00	6,000,000.00	11/06/25
53	30314057	RT	Fort Lauderdale	FL	Actual/360	4.930%	22,691.10	8,063.76	0.00	N/A	02/06/28	--	5,345,021.92	5,336,958.16	11/06/25
55	30314059	SS	Appleton	WI	Actual/360	4.908%	16,813.52	7,622.28	0.00	N/A	11/06/27	--	3,978,275.50	3,970,653.22	11/06/25
56	30299508	MU	Bridgeport	CT	Actual/360	4.768%	16,015.93	7,507.05	0.00	N/A	02/06/28	--	3,900,826.91	3,893,319.86	11/06/25
57	30299491	RT	Ridgeland	MS	Actual/360	5.194%	17,629.03	7,065.67	0.00	N/A	02/06/28	--	3,941,172.80	3,934,107.13	11/06/25
58	30314060	MF	Pacifica	CA	Actual/360	4.021%	13,850.11	0.00	0.00	N/A	01/06/28	--	4,000,000.00	4,000,000.00	11/06/25
59	30314061	RT	Decatur	TX	Actual/360	5.250%	15,625.10	6,463.05	0.00	N/A	06/01/27	--	3,456,242.90	3,449,779.85	11/01/25
60	30314062	RT	Douglasville	GA	Actual/360	5.105%	14,407.19	5,964.95	0.00	N/A	02/06/28	--	3,277,360.58	3,271,395.63	11/06/25
61	30314063	RT	Harlingen	TX	Actual/360	4.840%	13,545.28	0.00	0.00	N/A	02/01/28	--	3,250,000.00	3,250,000.00	11/01/25
62	30314064	RT	Clarksville	IN	Actual/360	5.420%	13,501.75	4,225.82	0.00	N/A	02/06/28	--	2,892,888.66	2,888,662.84	11/06/25
63	30314065	RT	Dallas	GA	Actual/360	4.840%	11,669.78	0.00	0.00	N/A	02/01/28	--	2,800,000.00	2,800,000.00	11/01/25
64	30314066	RT	Guthrie	OK	Actual/360	4.840%	11,431.17	0.00	0.00	N/A	02/01/28	--	2,742,750.00	2,742,750.00	11/01/25
65	30314067	RT	Winterset	IA	Actual/360	5.200%	4,231.50	0.00	0.00	02/06/28	02/06/33	--	945,000.00	945,000.00	11/06/25
66	30314068	RT	Kawkawlin	MI	Actual/360	5.200%	4,153.14	0.00	0.00	02/06/28	02/06/33	--	927,500.00	927,500.00	11/06/25
67	30314069	RT	Rockford	MN	Actual/360	5.200%	4,012.09	0.00	0.00	02/06/28	02/06/33	--	896,000.00	896,000.00	11/06/25
Totals							3,552,831.50	584,401.46	0.00				877,845,489.04	877,261,087.58
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	0.00	0.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A5	0.00	0.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A10	0.00	0.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A15	0.00	0.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	7,700,584.58	0.00	01/01/25	09/30/25	--	0.00	0.00	69,841.18	349,648.03	0.00	0.00
2A13	7,700,584.58	0.00	01/01/25	09/30/25	--	0.00	0.00	53,723.99	268,960.05	0.00	0.00
2A14	7,700,584.58	0.00	01/01/25	09/30/25	--	0.00	0.00	28,205.09	141,203.99	0.00	0.00
2A22	7,700,584.58	0.00	01/01/25	09/30/25	--	0.00	0.00	69,841.18	349,648.03	0.00	0.00
2A23	7,700,584.58	0.00	01/01/25	09/30/25	--	0.00	0.00	53,723.99	268,960.05	0.00	0.00
2A24	7,700,584.58	0.00	01/01/25	09/30/25	--	0.00	0.00	28,205.09	141,203.99	0.00	0.00
3A2	14,885,545.59	16,695,640.28	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	14,885,545.59	16,695,640.28	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A9	14,885,545.59	16,695,640.28	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,282,717.83	5,200,095.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	4,465,005.17	876,200.62	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	4,465,005.17	876,200.62	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A5	4,465,005.17	876,200.62	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	3,445,292.47	3,898,959.71	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	3,445,292.47	3,898,959.71	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,927,967.05	2,457,871.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,972,344.07	3,208,395.18	01/01/25	06/30/25	--	0.00	0.00	98,874.12	294,019.18	0.00	0.00
14	2,494,594.53	2,722,486.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,098,845.54	2,206,141.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	862,619.86	879,017.00	07/01/24	06/30/25	--	0.00	0.00	96,869.87	96,869.87	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	2,089,227.72	3,200,880.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,580,140.17	1,855,929.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,397,577.15	1,352,927.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	319,614.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,751,687.12	1,848,918.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,006,295.62	1,689,415.01	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,693,365.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,967,282.55	2,041,936.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,485,060.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,369,346.18	1,241,407.14	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,179,530.76	1,121,995.46	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,185,187.64	987,556.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	924,627.74	782,387.98	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,105,885.30	483,794.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	712,084.48	645,187.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,586,876.12	1,601,987.13	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	891,234.80	207,637.66	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	991,153.42	836,212.09	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	703,223.93	657,390.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,308,761.02	1,524,296.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,045,413.82	1,460,972.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	739,247.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	673,120.00	673,120.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	01/01/25	09/30/25	--	0.00	0.00	30,262.46	30,262.46	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	704,865.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,106,799.60	1,093,991.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	779,725.08	881,620.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	564,179.79	462,972.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	320,590.49	551,403.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	404,625.11	345,099.23	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	126,383.60	237,174.30	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	92,161.28	148,129.15	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	277,227.96	251,170.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	302,807.96	285,999.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
65	87,603.28	87,603.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
66	85,885.16	85,885.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
67	83,134.08	83,134.08	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	163,107,151.92	106,235,200.99				0.00	0.00	529,546.96	1,940,775.65	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	0	0.00	1	25,350,000.00	6	49,100,313.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699884%	4.681767%	26
10/20/25	1	25,350,000.00	0	0.00	6	49,191,656.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.699994%	4.681875%	27
09/17/25	0	0.00	6	49,289,451.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700113%	4.681991%	28
08/15/25	6	49,379,979.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700222%	4.682097%	29
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700330%	4.682203%	30
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700446%	4.682317%	31
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700553%	4.682421%	32
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700668%	4.682534%	33
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700774%	4.682637%	34
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.700906%	4.682766%	35
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.701010%	4.682868%	36
12/17/24	1	10,912,325.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.701114%	4.682969%	37
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
2A12	30313999	06/06/25	4	6	69,841.18	349,648.03	0.00		11,404,739.55	08/19/24	1
2A13	30314000	06/06/25	4	6	53,723.99	268,960.05	0.00		8,772,876.28	08/19/24	1
2A14	30314001	06/06/25	4	6	28,205.09	141,203.99	0.00		4,605,760.55	08/19/24	1
2A22	30314003	06/06/25	4	6	69,841.18	349,648.03	0.00		11,404,739.55	08/19/24	1
2A23	30314004	06/06/25	4	6	53,723.99	268,960.05	0.00		8,772,876.28	08/19/24	1
2A24	30314005	06/06/25	4	6	28,205.09	141,203.99	0.00		4,605,760.55	08/19/24	1
13	30314023	08/06/25	2	2	98,874.12	294,019.18	2,000.00		25,350,000.00
17	30314027	10/06/25	0	B	96,869.87	96,869.87	1,391.16		16,517,039.21	08/20/25	9
48	30314053	10/06/25	0	B	30,262.46	30,262.46	0.00		7,000,000.00
Totals					529,546.96	1,940,775.65	3,391.16		98,433,791.97
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		55,543,183	55,543,183	0		0
25 - 36 Months		818,949,404	744,499,090	74,450,314		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		2,768,500	2,768,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	877,261,088	802,810,774	0	25,350,000	49,100,314	0
Oct-25	877,845,489	803,303,832	25,350,000	0	49,191,657	0
Sep-25	878,472,422	829,182,971	0	49,289,451	0	0
Aug-25	879,051,769	829,671,789	49,379,980	0	0	0
Jul-25	879,628,699	879,628,699	0	0	0	0
Jun-25	880,248,431	880,248,431	0	0	0	0
May-25	880,820,369	880,820,369	0	0	0	0
Apr-25	881,435,288	881,435,288	0	0	0	0
Mar-25	882,002,274	882,002,274	0	0	0	0
Feb-25	882,703,511	882,703,511	0	0	0	0
Jan-25	883,265,205	883,265,205	0	0	0	0
Dec-24	883,824,556	872,912,231	10,912,326	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A14	30314001	4,562,418.91	4,605,760.55	210,000,000.00	12/01/17	6,217,060.58	0.87000	12/31/24	01/06/28	265
2A22	30314003	11,297,417.32	11,404,739.55	210,000,000.00	12/01/17	6,217,060.58	0.87000	12/31/24	01/06/28	265
2A23	30314004	8,690,320.71	8,772,876.28	210,000,000.00	12/01/17	6,217,060.58	0.87000	12/31/24	01/06/28	265
2A24	30314005	4,562,418.91	4,605,760.55	210,000,000.00	12/01/17	6,217,060.58	0.87000	12/31/24	01/06/28	265
2A12	30313999	11,297,417.32	11,404,739.55	210,000,000.00	12/01/17	6,217,060.58	0.87000	12/31/24	01/06/28	265
2A13	30314000	8,690,320.71	8,772,876.28	210,000,000.00	12/01/17	6,217,060.58	0.87000	12/31/24	01/06/28	265
17	30314027	16,493,570.72	16,517,039.21	28,400,000.00	11/15/17	776,621.00	0.66000	06/30/25	02/06/28	266
Totals		65,593,884.60	66,083,791.97	1,288,400,000.00		38,078,984.48

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A12	30313999	IN	NY	08/19/24	1

11/05/25: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided t o mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of

	the borrower; however, the new e quity partner backed out. Negotiations are ongoing.

2A13	30314000	Various	Various	08/19/24	1

11/05/25: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided t o mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of

	the borrower; however, the new e quity partner backed out. Negotiations are ongoing.

2A14	30314001	Various	Various	08/19/24	1

11/05/25: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided t o mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of

	the borrower; however, the new e quity partner backed out. Negotiations are ongoing.

2A22	30314003	Various	Various	08/19/24	1

11/05/25: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided t o mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of

	the borrower; however, the new e quity partner backed out. Negotiations are ongoing.

2A23	30314004	Various	Various	08/19/24	1

11/05/25: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided t o mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of

	the borrower; however, the new e quity partner backed out. Negotiations are ongoing.

2A24	30314005	Various	Various	08/19/24	1

11/05/25: Loan transferred to special servicing on 08/21/24 for imminent non-monetary default. Loan is secured by a 14 building office/industrial park (11 rentable office/industrial buildings and 3 non-rentable service buildings), encompassing

3.4MM ren table square feet on a 288-acre site located in Rochester, NY. Lender was notified that there were $2.4MM in past due utilities, requiring the lender to fund to preserve/protect the collateral and avoid a shutoff. Applicable notices have been provided t o mezz lender and legal counsel has been engaged to pursue the appointment of a receiver. Receiver was appointed on 05/12/25. Borrower requested a modification/extension in conjunction with a proposed recapitalization of

	the borrower; however, the new e quity partner backed out. Negotiations are ongoing.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	30314027	IN	CA	08/20/25	9

11.5.2025: The loan originated on 1.24.2018 via Cantor Commercial Real Estate (CCRE), who provided $17.75MM, fixed-rate financing to the borrower. The repayment included 3-years of interest-only payments followed by 30-year amortization period. The loan m atures on 2.6.2028. The Loan is secured by a 255,991 SF multi-tenant industrial property (“Property”) located at 4851 S. Alameda Street, in Los Angeles CA. The loan was transferred to special servicing on 8.21.2025, at the request of the borrower. Histori cally the project’s occupancy has been strong, averaging in high 90’s range since inception, until a fire casualty event occurred in 2021, that caused significant damage to the property. The borrower has received ~

$5.8MM from insurance proceeds to put t owards restoration, however, the insurance settlement remains ongoing as borrower has an outstanding additional claim of ~ $1.5MM with the insurance company. Pre-Negotiation Letter was executed with borrower on 8.8.2025. Borrower requested transfer to sp ecial servicing to request approval to deploy insurance proceeds towards right-sizing the debt and has asserted willingness to provide a full completion guarantee for the restoration of the collateral via personal wherewithal (which borrower has evidenced to lender via bank/brokerage statements). The loan is not in default and is current on DSC. Asset Manager performed site inspection on 9/18/2025. The area affected by the casualty event was observed to have been professionally cleared of fire debris and the impacted tenant is back in occupancy and operating, paying full contract rent. However, three (3) tenants who occupied the interior portion of the property were permanently displaced because of the casualty and are no longer in occupancy. Lender is c
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30313994	0.00	4.19100%	0.00	4.19100%	8	07/08/21	07/08/21	07/15/21
1A1	30313994	0.00	4.19100%	0.00	4.19100%	8	07/15/21	07/08/21	07/08/21
7A2	30314014	0.00	4.72800%	0.00	4.72800%	8	03/28/24	03/28/24	04/15/24
7A4	30314016	0.00	4.72800%	0.00	4.72800%	8	03/28/24	03/28/24	04/15/24
34	30299394	10,832,001.00	4.97280%	10,832,001.00	4.97280%	10	05/06/20	05/06/20	05/08/20
34	30299394	0.00	4.97280%	0.00	4.97280%	8	05/08/20	05/06/20	05/06/20
42	30299498	7,527,655.62	5.63060%	7,527,655.62	5.63060%	8	08/24/20	08/06/20	08/26/20
42	30299498	0.00	5.63060%	0.00	5.63060%	8	08/26/20	08/06/20	08/24/20
Totals		18,359,656.62		18,359,656.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
44	30314049 01/18/23	6,801,717.81	14,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	30314058 01/18/22	5,169,773.73	5,700,000.00	5,274,180.00	872,377.38	5,274,180.00	4,401,802.62	767,971.11	0.00	6,127.72	761,843.39	13.85%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,971,491.54	19,800,000.00	5,274,180.00	872,377.38	5,274,180.00	4,401,802.62	767,971.11	0.00	6,127.72	761,843.39

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
44	30314049	01/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	30314058	07/17/23	0.00	0.00	761,843.39	0.00	0.00	84.32	0.00	0.00	761,843.39
		06/16/23	0.00	0.00	761,759.07	0.00	0.00	(8,431.79)	0.00	0.00
		05/17/22	0.00	0.00	770,190.86	0.00	0.00	2,219.75	0.00	0.00
		01/18/22	0.00	0.00	767,971.11	0.00	0.00	767,971.11	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	761,843.39	0.00	0.00	761,843.39	0.00	0.00	761,843.39

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A12	0.00	0.00	2,436.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A13	0.00	0.00	1,874.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A14	0.00	0.00	984.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A22	0.00	0.00	2,436.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A23	0.00	0.00	1,874.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A24	0.00	0.00	984.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,555.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.84	0.00	0.00	0.00
Total	0.00	0.00	14,145.61	0.00	0.00	0.00	0.00	0.00	7.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		14,153.45

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30